Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan

Note 1: Description of the Plan

The following description of the BancPlus Corporation (“BancPlus” or the “Company”) Employee Stock Ownership Plan with 401(k) Provisions (the “Plan”) provides only general information. Participants should refer to the Plan Document and Summary Plan Description for a more complete description of the Plan’s provisions, which are available from the Plan Administrator.

General

The Company established the Plan effective as of January 1, 1956. The Plan operates as a defined contribution plan, is designed to comply with Section 4975(e)(7) and the regulations thereunder of the Internal Revenue Code of 1986, as amended (the “Code”) and is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. At December 31, 2023, BankPlus (the “Bank”), a wholly-owned subsidiary of the Company, was the Trustee of the Plan. On January 1, 2024, the Company appointed GreatBanc Trust Company as Trustee of the Plan. The Plan’s recordkeeping is performed by the Bank and by EPIC Retirement Plan Services. The Bank also performs custodial functions for the Plan along with Mid-Atlantic Company. The Company is the Plan Sponsor and Administrator.

Participation

The Plan is a defined contribution plan covering all full-time employees of the Bank who have completed 1,000 hours of service for the Plan year and are age 21 or older.

Vesting

Participants are fully vested in their salary reduction and rollover contributions and the Bank’s matching and basic contributions. Participants vest in the Bank’s optional contributions and earnings thereon at a rate of 20% for each year of service greater than two years and become fully vested upon completing six years of service. Participants terminating due to normal retirement, death, or disability will be 100% vested.

Put Option

Under federal income tax regulations, the employer stock that is held by the Plan and its participants and is not readily tradable on an established market or is subject to trading limitations includes a put right. This put option is a right to demand that the Company buy, within 30 days of the exercise of the put option, any shares of its stock distributed to participants for which there is no market. The put price is representative of the current appraised value of the stock.

Payment of Benefits

Participants are entitled to benefits upon termination of service due to death, disability or retirement. In addition, participants who are 100% vested and have completed six years of service in the Plan may request in-service distributions. A participant may elect to receive either a lump-sum amount equal to the value of the participant’s vested interest in his or her account, or may elect to receive installment payments over a period of not more than the participant’s assumed life expectancy (or assumed life expectancies for the participant and beneficiary). Net assets available for benefits include amounts allocated to the accounts of terminated participants. These accounts had a total balance of $26,624,816 and $30,762,093 and a vested balance of $26,496,136 and $30,636,462 at December 31, 2025 and 2024, respectively.

Distributions relating to the Company’s stock may be made in shares of the Company’s common stock or in cash, at the discretion of the participants.

Voting Rights

Each participant in the Plan is entitled to direct the Trustee as to the manner in which voting rights on shares of the Company’s common stock, which are allocated to the common stock account of such participant, are to be exercised with respect to any corporate matter which involves the voting of such shares, including the approval or disapproval of any corporate merger or consolidation, recapitalization, reclassification, liquidation, dissolution, sale of substantially all assets of a trade or business, or such similar transaction. The Trustee is permitted to vote any share for which instructions have not been given by a participant.

Diversification

Diversification is offered to participants close to retirement so that they may have the opportunity to move part of the value of their investment in Company common stock into other investments. Participants who are at least age 55 with at least 10 years of participation in the Plan may elect to diversify a portion of their account.

Contributions

The Bank makes (1) annual safe harbor matching contributions in the amount of 100% of the first 3% and 50% of the next 2% of the participant’s compensation contributed, and may make (2) discretionary matching contributions equal to a percentage of the participant’s contributions and/or (3) optional contributions to all eligible participants.

Participants may make (1) salary reduction contributions subject to Internal Revenue Service (“IRS”) and plan limits and (2) rollover contributions. Effective January 1, 2025, the Plan was amended to include Roth options for salary reduction contributions and rollovers.

Participant Accounts

Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan offers the option to invest in the Company’s common stock, various participant-directed investment allocation options and participant-directed investments in mutual funds.

Each participant’s account is credited with the participant’s contributions and with an allocation of (1) the Company’s contribution, (2) plan earnings and (3) forfeitures of terminated participants’ nonvested accounts. Allocations of basic and optional contributions and forfeitures are based on a participant’s compensation. Company matching contributions are allocated based on a participant’s salary reduction contributions.

Nonparticipant-directed investments are credited to individual participant accounts as of the last day of each plan year, with an allocation of shares of the Company’s common stock released by the Trustee from the unallocated account and forfeitures of terminated participants’ nonvested accounts. Only those participants who are eligible employees of the Company as of the last day of the plan year will receive an allocation. Allocations are based on a participant’s eligible compensation relative to total eligible compensation.

Forfeited Accounts

In 2025, $97,866 was forfeited and reallocated to participants.

Notes Receivable from Participants

The Plan Document includes provisions authorizing loans from the Plan to active eligible participants. Participants may borrow from their accounts a minimum of $2,500 up to a maximum of $50,000, or 50% of their account balance, whichever is less. Loans are secured by the balance in the participant’s account and bear interest at commercially reasonable rates as determined by the Plan Administrator. The term shall not exceed five years, except for the purchase or construction of a principal residence, and loans shall be made from the vested portion of a participant’s account.

Plan Termination

The Company reserves the right to terminate the Plan at any time, subject to plan provisions. Upon such termination of the Plan, the interest of each participant will be distributed to such participant or his or her beneficiary at the time prescribed by the plan terms and the Code. Upon termination of the Plan, the Administrative Committee, which is composed of individuals appointed by the board of directors, shall direct the Trustee to pay all liabilities and expenses and to sell shares of any financed stock held in the loan suspense account to the extent it determines such sale to be necessary in order to repay any outstanding loan.